Basis of preparation	6 Months Ended
Jun. 30, 2025
Basis Of Presentation [Abstract]
Basis of preparation	Basis of preparation
These condensed consolidated interim financial statements have been prepared in accordance with lAS 34
Interim Financial Reporting. They do not include all the information required for a complete set of IFRS annual financial statements and should therefore be read in conjunction with the consolidated financial statements for the year ended December 31, 2024 that have been prepared in accordance with
International Financial Reporting Standards issued by the International Accounting Standards Board (IASB)
and as adopted by the European Union, collectively "IFRS".
Changes to and new significant accounting policies are described in Note 4.
These condensed consolidated interim financial statements were authorized for issue by the Supervisory
Board on August 25, 2025.